ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Accounts Payable and Accured Liabilities [Abstract]
Operating accrued liabilities	$ 263	$ 271
Accounts payable	76	117
Current interest payable	76	64
Deferred consideration	30	35
LP unitholders' distributions, preferred limited partnership unit distributions and preferred dividends payable	30	29
Other	58	26
Total accounts payable and accrued liabilities	$ 533	$ 542